UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street	New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    September 30, 2014

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.98%
CLOSED-END FUNDS - 42.85%
CONVERTIBLE SECURITIES - 0.28%
AllianzGI Equity & Convertible Income Fund	24,051	$477,893

CORE - 2.50%
Adams Express Company (The)	127,384	1,775,733
General American Investors Company, Inc.	34,543	1,279,818
Liberty All-Star Equity Fund	77,662	452,769
Source Capital, Inc.	1,600	103,984
Tri-Continental Corporation	33,275	694,449
		4,306,753
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.11%
Transamerica Income Shares, Inc.	9,190	187,384

DEVELOPED MARKET - 0.29%
Aberdeen Israel Fund, Inc.	3,000	52,020
Aberdeen Japan Equity Fund, Inc. (The)	23,892	169,872
Aberdeen Singapore Fund, Inc.	23,117	287,113
		509,005
EMERGING MARKETS - 1.25%
Central Europe, Russia and Turkey Fund, Inc. (The)	1,853	45,954
Morgan Stanley India Investment Fund, Inc. *	2,623	65,260
Templeton Emerging Markets Fund	698	12,383
Templeton Russia and East European Fund, Inc.	9,400	118,440
Voya Emerging Markets High Dividend Equity Fund	161,851	1,909,842
		2,151,879
EMERGING MARKETS DEBT - 1.03%
Global High Income Fund Inc.	16,256	157,033
Western Asset Emerging Markets Income Fund Inc.	111,805	1,345,014
Western Asset Worldwide Income Fund Inc.	22,173	271,398
		1,773,445
ENERGY MLP - 6.97%
ClearBridge Energy MLP Fund Inc.	141,811	3,953,691
ClearBridge Energy MLP Opportunity Fund Inc.	94,804	2,313,218
ClearBridge Energy MLP Total Return Fund Inc.	105,186	2,423,486
First Trust MLP and Energy Income Fund	95,249	2,035,471
Nuveen Energy MLP Total Return Fund	58,621	1,296,110
		12,021,976
GENERAL & INSURED LEVERAGED - 1.72%
BlackRock MuniHoldings Quality Fund, Inc.	18,406	238,726
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	10,361	146,297
Invesco Municipal Opportunity Trust	130,935	1,640,616
Invesco Municipal Trust	39,510	495,851
Invesco Value Municipal Income Trust	0	6
Nuveen Dividend Advantage Municipal Fund 2	9,400	130,942
Nuveen Dividend Advantage Municipal Fund 3	21,409	292,661
Nuveen Dividend Advantage Municipal Income Fund	1,302	18,371
		2,963,470

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
GENERAL BOND - 1.37%
Deutsche Multi-Market Income Trust	199,705	$1,769,386
Deutsche Strategic Income Trust	49,139	596,548
		2,365,934
GLOBAL - 2.49%
Alpine Global Dynamic Dividend Fund	33,916	335,429
Alpine Total Dynamic Dividend Fund	251,771	2,142,571
Clough Global Allocation Fund	33,304	476,547
Delaware Enhanced Global Dividend and Income Fund	92,659	1,112,835
Wells Fargo Advantage Global Dividend Opportunity Fund	29,605	237,432
		4,304,814
HIGH YIELD - 0.25%
Credit Suisse Asset Management Income Fund, Inc.	46,546	159,187
Western Asset High Yield Defined Opportunity Fund Inc.	12,000	199,320
Western Asset Managed High Income Fund Inc.	12,227	67,615
		426,122
HIGH CURRENT YIELD (LEVERAGED) - 2.89%
BlackRock Corporate High Yield Fund VI, Inc.	63,000	745,290
BlackRock Debt Strategies Fund, Inc.	232,600	888,532
Deutsche High Income Opportunities Fund, Inc.	79,599	1,165,329
Deutsche High Income Trust	18,298	163,584
First Trust Strategic High Income Fund II	53,965	830,521
Franklin Universal Trust	59,582	419,457
Neuberger Berman High Yield Strategies Fund Inc.	48,481	625,890
Prudential Short Duration High Yield Fund, Inc.	7,852	131,364
Western Asset Global Partners Income Fund Inc	927	9,641
		4,979,608
HIGH YIELD MUNICIPAL DEBT - 0.02%
MFS High Income Municipal Trust	4,200	19,950
MFS Municipal Income Trust	2,777	18,189
		38,139
INCOME & PREFERRED STOCK - 0.22%
John Hancock Preferred Income Fund	12,323	247,076
John Hancock Premium Dividend Fund	4,000	52,600
Nuveen Quality Preferred Income Fund 3	10,400	87,048
		386,724
LOAN PARTICIPATION - 2.32%
Blackstone / GSO Senior Floating Rate Term Fund	16,900	290,173
Eaton Vance Floating-Rate Income Trust	31,100	453,127
Eaton Vance Senior Floating-Rate Trust	47,964	690,202
Eaton Vance Senior Income Trust	22,998	149,717
Invesco Senior Income Trust	325,459	1,545,930
Nuveen Credit Strategies Income Fund	27,092	241,932
Nuveen Floating Rate Income Opportunity Fund	33,850	385,213
Voya Prime Rate Trust	46,358	254,969
		4,011,263
NATURAL RESOURCES - 5.46%
BlackRock Real Asset Equity Trust	484,953	4,107,552
First Trust Energy Income and Growth Fund	19,337	711,215
First Trust Energy Infrastructure Fund	99,811	2,381,491
Petroleum & Resources Corporation	63,935	1,841,328
Voya Natural Resources Equity Income Fund	36,363	376,721
		9,418,307

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.98%
BlackRock Resources & Commodities Strategy Trust	303,409	$3,407,283

PACIFIC EX JAPAN - 0.12%
Aberdeen Greater China Fund, Inc.	1,013	10,444
Asia Tigers Fund, Inc. (The)	1,900	22,534
Morgan Stanley Thai Fund, Inc.	13,365	164,256
Taiwan Fund, Inc. *	700	13,160
		210,394
REAL ESTATE - 9.19%
Alpine Global Premier Properties Fund	97,423	669,296
CBRE Clarion Global Real Estate Income Fund	495,519	4,152,449
Cohen & Steers Preferred Securities and Income Fund, Inc.	192,630	3,365,246
Cohen & Steers Quality Income Realty Fund, Inc.	230,114	2,446,112
Cohen & Steers Total Return Realty Fund, Inc.	87,940	1,050,883
LMP Real Estate Income Fund Inc.	101,505	1,139,901
Neuberger Berman Real Estate Securities Income Fund Inc.	379,693	1,830,120
Nuveen Diversified Dividend and Income Fund	3,122	36,340
Nuveen Real Estate Income Fund	21,624	227,268
RMR Real Estate Income Fund	49,206	927,533
		15,845,148
SECTOR EQUITY - 0.28%
John Hancock Financial Opportunities Fund	21,516	478,086

U.S. MORTGAGE - 0.01%
First Trust Mortgage Income Fund	1,600	24,160

UTILITY - 2.10%
BlackRock EcoSolutions Investment Trust	92,686	707,194
Duff & Phelps Global Utility Income Fund Inc.	68,240	1,451,465
Gabelli Global Utility & Income Trust (The)	17,200	330,068
Reaves Utility Income Fund	38,770	1,125,493
		3,614,220
TOTAL CLOSED-END FUNDS		73,902,007

CONSUMER DISCRETIONARY - 6.51%
CBS Corporation - Class B	5,000	267,500
Comcast Corporation - Class A	27,655	1,487,286
Delphi Automotive PLC	3,000	184,020
DIRECTV *	5,000	432,600
Ford Motor Company	40,000	591,600
Gap, Inc. (The)	4,000	166,760
Home Depot, Inc. (The)	19,600	1,798,104
Johnson Controls, Inc.	8,500	374,000
Macy's, Inc.	6,000	349,080
McDonald's Corporation	12,000	1,137,720
News Corporation - Class B *	1,250	20,162
Time Inc. *	1,362	31,912
Time Warner Cable Inc.	2,000	286,980
Time Warner Inc.	10,900	819,789
TJX Companies, Inc. (The)	14,000	828,380
Twenty-First Century Fox, Inc.	5,000	166,550
Viacom Inc. - Class B	3,950	303,913
Walt Disney Company (The)	22,200	1,976,466
		11,222,822

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 4.85%
Altria Group, Inc.	20,800	$955,552
Archer-Daniels-Midland Company	8,000	408,800
Coca-Cola Company (The)	20,000	853,200
CVS Caremark Corporation	10,430	830,124
Kellogg Company	5,000	308,000
Kraft Foods Group, Inc.	4,000	225,600
Kroger Co. (The)	7,000	364,000
Mondelēz International, Inc. - Class A	10,000	342,650
PepsiCo, Inc.	12,000	1,117,080
Wal-Mart Stores, Inc.	38,700	2,959,389
		8,364,395
ENERGY - 5.38%
Anadarko Petroleum Corporation	2,000	202,880
ConocoPhillips	13,974	1,069,290
Devon Energy Corporation	7,000	477,260
EOG Resources, Inc.	7,000	693,140
Exxon Mobil Corporation	39,936	3,755,981
Marathon Oil Corporation	10,000	375,900
Phillips 66	7,487	608,768
Schlumberger Limited	18,000	1,830,420
Valero Energy Corporation	5,000	231,350
WPX Energy, Inc. *	1,666	40,084
		9,285,073
EXCHANGE-TRADED FUNDS - 1.14%
iShares Core S&P 500 ETF	5,000	991,300
SPDR S&P 500 ETF Trust	5,000	985,100
		1,976,400
FINANCIALS - 9.49%
AFLAC, Inc.	5,500	320,375
Allstate Corporation (The)	5,000	306,850
American International Group, Inc.	19,000	1,026,380
Aon plc	5,500	482,185
Berkshire Hathaway Inc. - Class B *	11,000	1,519,540
BlackRock, Inc. - Class A	1,500	492,480
Capital One Financial Corporation	4,500	367,290
Citigroup, Inc.	38,000	1,969,160
Fifth Third Bancorp	11,500	230,230
Goldman Sachs Group, Inc. (The)	7,000	1,284,990
JPMorgan Chase & Co.	34,132	2,056,112
Marsh & McLennan Companies, Inc.	5,000	261,700
MetLife, Inc.	14,000	752,080
Morgan Stanley	23,000	795,110
PNC Financial Services Group, Inc. (The)	8,000	684,640
Principal Financial Group, Inc.	4,000	209,880
Prudential Financial, Inc.	6,000	527,640
SunTrust Banks, Inc.	6,000	228,180
T. Rowe Price Group, Inc.	2,000	156,800
Wells Fargo & Company	47,800	2,479,386
Weyerhaeuser Company	7,000	223,020
		16,374,028

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
HEALTH CARE - 7.57%
Abbott Laboratories	13,200	$548,988
AbbVie Inc.	13,200	762,432
Actavis plc *	2,000	482,560
Aetna Inc.	5,000	405,000
Allergan, Inc.	4,500	801,855
Amgen Inc.	9,800	1,376,508
Baxter International Inc.	7,000	502,390
Boston Scientific Corporation *	17,000	200,770
Cigna Corporation	2,500	226,725
Express Scripts Holding Company *	12,000	847,560
Johnson & Johnson	20,000	2,131,800
McKesson Corporation	1,800	350,406
Merck & Company, Inc.	35,267	2,090,628
Pfizer Inc.	30,000	887,100
St. Jude Medical, Inc.	5,000	300,650
Thermo Fisher Scientific Inc.	5,000	608,500
Wellpoint, Inc.	4,500	538,290
		13,062,162
INDUSTRIALS - 5.65%
Caterpillar Inc.	8,000	792,240
CSX Corporation	12,000	384,720
Deere & Company	6,500	532,935
Delta Air Lines, Inc.	9,000	325,350
General Dynamics Corporation	3,000	381,270
General Electric Company	124,000	3,176,880
Honeywell International Inc.	10,000	931,200
Lockheed Martin Corporation	4,000	731,120
Norfolk Southern Corporation	3,000	334,800
Northrop Grumman Corporations	2,000	263,520
Precision Castparts Corporation	2,000	473,760
Union Pacific Corporation	13,000	1,409,460
Veritiv Corporation	76	3,805
		9,741,060
INFORMATION TECHNOLOGY - 11.19%
Apple Inc.	48,300	4,866,225
Cisco Systems, Inc.	60,000	1,510,200
Cognizant Technology Solutions Corporation *	10,000	447,700
eBay Inc. *	10,000	566,300
EMC Corporation	20,000	585,200
Facebook, Inc. *	25,000	1,976,000
Google Inc. - Class A *	2,000	1,176,820
Google Inc. - Class C *	2,000	1,154,720
Hewlett-Packard Company	22,000	780,340
Intel Corporation	46,000	1,601,720
International Business Machines Corporation	13,100	2,486,773
Oracle Corporation	56,272	2,154,092
		19,306,090

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
MATERIALS - 1.77%
Air Products & Chemicals, Inc.	2,000	$260,360
Dow Chemical Company (The)	15,000	786,600
Ecolab Inc.	2,500	287,075
International Paper Company	4,000	190,960
LyondellBasell Industries N.V.	4,000	434,640
Newmont Mining Corporation	5,000	115,250
PPG Industries, Inc.	2,000	393,480
Praxair, Inc.	4,500	580,500
		3,048,865
TELECOMMUNICATION SERVICES - 1.53%
AT&T, Inc.	25,039	882,374
Verizon Communications, Inc.	35,000	1,749,650
		2,632,024
UTILITIES - 1.05%
AES Corporation (The)	8,000	113,440
American Electric Power Company, Inc.	4,000	208,840
Consolidated Edison, Inc.	3,000	169,980
Entergy Corporation	2,000	154,660
Exelon Corporation	10,000	340,900
PPL Corporation	6,000	197,040
Public Service Enterprises Group, Inc.	6,500	242,060
Southern Company (The)	6,000	261,900
Xcel Energy Inc.	4,000	121,600
		1,810,420
TOTAL EQUITY SECURITIES (cost - $144,131,835)		170,725,346

SHORT-TERM INVESTMENTS - 1.22%
MONEY MARKET FUNDS - 1.22%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $2,093,380)	2,093,380	2,093,380

TOTAL INVESTMENTS - 100.20% (cost - $146,225,215)		172,818,726

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%		(339,557)

NET ASSETS - 100.00%		$172,479,169

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2014:

Cost of portfolio investments	$146,230,608
Gross unrealized appreciation	$28,345,037
Gross unrealized depreciation	(1,756,919)
Net unrealized appreciation	$26,588,118

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$170,725,346	$-
Short-Term Investments	2,093,380	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$172,818,726	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2014.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended September 30, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2014 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

 Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 25, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2014

* Print the name and title of each signing officer under his or her signature.